Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (loss) income	$ (921,752)	$ 1,217,736	$ 4,832,848	$ (2,632,760)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of warrants	151,444	(1,747,419)	(4,585,205)	(956,035)
Interest earned on cash and marketable securities held in Trust Account	(200,182)	(72,450)	(3,984,085)	(115,444)
Changes in operating assets and liabilities:
Interest accrued on interest bearing note	1,951
Prepaid expenses	(17,198)	67,508	201,892	(279,666)
Deferred legal fees		2,849,885
Income taxes payable	35,560		795,203
Accrued offering costs and expenses	712,040	(2,720,843)	1,653,664	3,311,387
Cash held in Trust for redeemed shares			(1,093,204)
Common stock to be redeemed			1,093,204
Due from related party	(740,000)
Due to related party	30,000	30,000	120,000	214
Net cash used in operating activities	(948,137)	(375,583)	(965,683)	(672,304)
Cash flows from investing activities:
Deposit in Trust for extension payments	(444,136)
Investment held in Trust Account				(276,000,000)
Cash withdrawn for redemptions, net			253,712,545
Cash withdrawn from Trust Account to pay franchise tax and income taxes		161,000	1,345,596
Cash held in Trust for redeemed shares	(1,093,204)
Common stock to be redeemed	1,093,204
Net cash (used in) provided by investing activities	(444,136)	161,000	255,058,141	(276,000,000)
Cash flows from financing activities:
Proceeds from Initial Public Offering, net of underwriters' fees				270,480,000
Proceeds from private placement				7,270,000
Payments of offering costs				(651,036)
Proceeds from working capital loan - related party	202,683		150,000	150,000
Redemption of common stock, net			(253,712,545)
Payment of promissory note to related party				(150,000)
Proceeds from promissory note - extension	444,136
Net cash provided by financing activities	646,819		(253,562,545)	277,098,964
Net change in cash	(745,454)	(214,583)	529,913	426,660
Cash, beginning of the period	992,187	462,274	462,274	35,614
Cash, end of the period	246,733	$ 247,691	992,187	462,274
Supplemental disclosure of noncash investing and financing activities:
Deferred underwriting commissions charged to additional paid-in capital			(2,898,000)	9,660,000
Initial value of common stock subject to possible redemption				276,000,000
Remeasurement of carrying value to redemption value	$ 579,858		2,986,368
Deferred offering costs paid by Sponsor loan				18,773
Modification to Private Placement Warrants to qualify as liability				$ 6,000,476
Reduction of deferred underwriting fee payable			$ 2,898,000